SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                                           Variable Separate Account

                                                     and

                                   FIRST SUNAMERICA LIFE INSURANCE COMPANY
                                         FS Variable Separate Account

                                              Supplement to the

                             POLARIS PLATINUM III VARIABLE ANNUITY PROSPECTUS
                                               DATED MAY 2, 2011


The following prospectus provisions are replaced in the STATE CONTRACT AVAILABILITY AND/OR VARIABILITY chart:

PROSPECTUS           AVAILABILITY OR VARIATION               STATES
PROVISION                                                    Idaho
                                                             North Dakota
Free Look            The Free Look period is 20 days.        Rhode Island
                                                             Texas





Purchase Payment     The Purchase Payment Age Limit is       Kentucky
Age Limitation       the later of three years after          Minnesota
                     contract issue or the Owner's           Oklahoma
                     63rd birthday.                          Texas





The following prospectus provisions are added to the STATE CONTRACT AVAILABILITY AND/OR VARIABILITY chart:

PROSPECTUS           AVAILABILITY OR VARIATION               STATES
PROVISION

Purchase Payment     The Purchase Payment Age Limit is       Washington
Age Limitation       the later of two years after contract
                     issue or the Owner's 62nd birthday.





Dated:  July 25, 2011




                     Please keep this Supplement with your Prospectus


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